Semiannual Report December 31, 2000
Oppenheimer Main Street® Small Cap Fund

REPORT HIGHLIGHTS

CONTENTS

1	President’s Letter

3	An Interview with Your Fund’s Managers

9	Financial Statements

41	Officers and Trustees

Fund Objective

Oppenheimer Main Street® Small Cap Fund seeks capital appreciation to make your investment grow. It emphasizes investments in common stocks of companies having a small market capitalization.

Cumulative Total Returns* For the 6-Month Period Ended 12/31/00

	Without	With
	Sales Chg.	Sales Chg.

Class A	-4.24%	-9.75%

Class B	-4.68	-9.18

Class C	-4.61	-5.51

Class Y	-4.10

Average Annual Total Returns* For the 1-Year Period Ended 12/31/00

	Without	With
	Sales Chg.	Sales Chg.

Class A	10.15%	3.82%

Class B	9.32	4.32

Class C	9.40	8.40

Class Y	10.61

*	See Notes on page 7 for further details.

PRESIDENT’S LETTER

James C. Swain Chairman Oppenheimer Main Street® Small Cap Fund	Bridget A. Macaskill President Oppenheimer Main Street® Small Cap Fund

Dear Shareholder,

The year 2000 was one to remember, both for the performance of the financial markets and the lessons it presented to all investors.

      In many ways, 2000 was a study in contrasts. Many stocks experienced sharp declines, while municipal and high quality bonds performed strongly. The year began with unrestrained enthusiasm for technology stocks in particular, and growth stocks in general, but ended with value-oriented stocks providing better performance.

      Market conditions shifted dramatically during 2000. When the year began, the economy was growing rapidly, raising concerns that long-dormant inflationary pressures might resurface. By midyear, however, after a series of interest rate hikes by the Federal Reserve Board (the Fed), the economy began to slow—triggering fears of a potential recession. The slowing economy generally hurt the stock market and benefited high quality bonds.

      The lessons provided by a volatile and difficult year reinforced many of the basic investment principles we have discussed in this letter from time to time. In 2000, market volatility was a powerful reminder of the importance of investment diversification—the time-honored strategy of spreading risk among various asset classes, industry groups and investment styles. In addition, actively managed funds generally outperformed passive index funds, as research-intensive security selection again made a critical difference for portfolio returns. Perhaps most important, the markets in 2000 confirmed that sound business fundamentals, rather than investment fads, are a more powerful determinant of investment success over the long term.

      Looking forward, we are cautiously optimistic. Our caution arises from expectations that the economy will grow only moderately during the first half of 2001. The Fed, already more concerned about a potential recession than inflation, reversed its monetary

1  OPPENHEIMER MAIN STREET SMALL CAP FUND

PRESIDENT’S LETTER

policy of the past 18 months by reducing key short-term interest rates. This rate cut, combined with the possibility of future interest rate reductions and a federal income tax cut, may help the economy achieve a “soft landing.”

      Our current situation has mixed implications for stocks and bonds. While slowed growth may mean decelerated corporate earnings growth, lower interest rates could bolster stock valuations. Similarly, slower economic growth has helped interest-rate-sensitive securities, such as U.S. Government securities, but may have a negative effect on credit-sensitive corporate bonds.

      In overseas markets, we believe potential investment opportunities may reside in Europe, which appears to be experiencing slow, steady growth bolstered by the strengthening euro and falling oil prices. Signs are less encouraging in Japan, where the economy generally remains weak. Lower interest rates are buoying the economies of the emerging markets—but slowing growth, plus Mideast tensions, could cast a shadow over these regions.

      In this uncertain environment, we intend to adhere to the same proven investment principles that have driven our funds’ past success: broad diversification to help reduce risk, an unwavering focus on business fundamentals to seek likely winners, and a long-term perspective that preserves the integrity of each fund’s investment approach. Regardless of the short-term movements of the financial markets, these principles—fundamental parts of The Right Way to Invest—should serve investors well in 2001 and beyond.

Sincerely,

James C. Swain	Bridget A. Macaskill

January 23, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow. Stocks and bonds have different types of investment risks; for example, stocks are subject to price changes from market volatility and other factors and bonds are subject to credit and interest rate risks.

2  OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

Portfolio Management
Team (l to r)
Mark Zavanelli
(Portfolio Manager)
Charles Albers
(Portfolio Manager)
Nikolaos Monoyios
Alex Zhou

Q. How did Oppenheimer Main Street® Small Cap Fund perform over the six-month reporting period that ended December 31, 2000?

A. In a market environment primarily characterized by heightening levels of uncertainty and volatility, the Fund generally performed in line with its peers. Our investment team’s disciplined approach to asset allocation and stock selection—using a combination of quantitative modeling and experienced professional judgment—helped bolster the Fund’s returns against volatility in many sectors. In addition, the Fund was able to participate in some of the strongest sectors of the small-cap stock market. The Fund’s returns were driven primarily by its energy and healthcare holdings during the period.

How has the small-cap stock market performed during the reporting period?

As a group, small-cap stocks provided relatively strong performance compared to other market capitalization ranges. This is a dramatic departure from the trends that prevailed over the last several years, when large-cap stocks consistently outperformed their small-cap counterparts. As a result of this long period of relative underperformance, small-cap stocks began the reporting period attractively valued relative to many large-cap securities, especially growth-oriented companies.

      During the summer of 2000, our quantitative model found opportunities in momentum stocks; that is, companies whose stock prices are moving higher in response to increasing investor enthusiasm. That was particularly beneficial for our technology holdings, which represented a significantly greater proportion of the portfolio than the corresponding technology representation in our benchmark, the Russell 2000 Index.

3  OPPENHEIMER MAIN STREET SMALL CAP FUND

AN INTERVIEW WITH YOUR FUND’S MANAGERS

      Beginning in October, however, signs of an economic slow-down and a shift in investor sentiment caused many momentum stocks to fall out of favor, creating a lackluster environment for many previous high-flyers. As a result of this shift, our models suggested modestly reducing the fund’s exposure to technology stocks from levels established earlier in the period. Yet, our model continued to recommend a level of technology exposure for the fund that was greater than that of our benchmark, the Russell 2000 Index.

Which were more attractive overall: growth stocks or value stocks?

After several years in which growth stocks dominated stock market performance across most valuation ranges, value stocks provided better returns than growth stocks during the second half of 2000. This was generally true for both large- and small-capitalization companies. However, it was in the small-cap market that value stocks’ relative strength was particularly evident. Indeed, some value-oriented industry groups in the small-cap arena, such as energy and healthcare, provided double-digit growth. On the other hand, some growth-oriented areas, including technology and consumer cyclical stocks, fell equally sharply in both the large- and small-cap categories.

Which of the Fund’s small-cap value investments performed well during the six-month period?

Our energy investments performed quite well. Because our statistical models detected positive changes in corporate earnings and improving business fundamentals, we began the reporting period with a relatively strong emphasis on energy companies such as independent exploration and production companies, oil drillers, refiners and other small energy-services businesses, including a handful of small Canadian companies. These investments performed well in the wake of higher energy prices, which enabled large oil companies to channel more business to these smaller service companies.

4  OPPENHEIMER MAIN STREET SMALL CAP FUND

Average Annual Total Returns with Sales Charge For the Periods Ended 12/31/00[1]

Class A	Since
1-Year	Inception

3.82%	22.71%

Class B	Since
1-Year	Inception

4.32%	24.42%

Class C	Since
1-Year	Inception

8.40%	27.06%

Class Y	Since
1-Year	Inception

10.61%	28.40%

      Our healthcare investments, which are generally considered value stocks in the small-cap market, also contributed positively to performance. The entire industry group benefited from the collapse of momentum stocks when investors sold their momentum holdings in favor of companies with lower—but more consistent—earnings growth records. The Fund received particularly good results from health-services companies such as hospitals, HMOs, laboratories and physician management companies. On the other hand, the Fund fortunately had relatively little exposure to the highly volatile biotechnology area, primarily because most of these companies did not meet our valuation criteria.

      Finally, we received good performance from financial-services stocks, including insurance companies and asset managers. However, the financial area’s impact on the Fund was relatively limited because we held a smaller percentage of these stocks than our benchmark.

What is your outlook for the foreseeable future?

We are generally optimistic about the prospects for small-cap stocks. Recent weakness in the growth sector of the small-cap market may have brought valuations down to more reasonable levels, creating potentially attractive opportunities in growth companies with strong business fundamentals.

      Otherwise, however, the near-term picture remains unclear for small-cap stocks, especially in the technology area. Accordingly, we have begun to move gradually toward a closer correlation to index weightings with the Russell 2000 Index—a strategy designed to reduce the risks of over- or under-focus in any single industry group.

1. See page 7 for further details.

5  OPPENHEIMER MAIN STREET SMALL CAP FUND

Sector Allocation2

      Looking forward, we will continue to adhere to our disciplined investment style. Our quantitative models and fundamental research are designed to help us seek the best market sectors, investment styles and individual companies in the small-cap universe at any particular time. This disciplined, long-term approach to small-cap stocks is part of The Right Way to Invest.

Top Ten Common Stock Holdings[3]

Ensign Resource Service Group, Inc.	0.6%

Genesis Exploration Ltd.	0.6

Oxford Health Plans, Inc.	0.6

Rio Alto Exploration Ltd.	0.5

BISYS Group, Inc. (The)	0.5

Western Gas Resources, Inc.	0.5

Timberland Co., Cl. A	0.5

SCP Pool Corp.	0.5

Mentor Graphics Corp.	0.5

Ventiv Health, Inc.	0.5

Top Five Common Stock Industries[3]

Healthcare/Drugs	9.5%

Electronics	6.9

Oil: International	6.4

Oil: Domestic	6.3

Computer Software	6.1

2. Portfolio is subject to change. Percentages are as of December 31, 2000, and are based on total market value of common stock.
3. Portfolio is subject to change. Percentages are as of December 31, 2000, and are based on net assets.

6  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund’s performance may be subject to substantial short-term changes. For updates on the Fund’s performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not show the effects of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

All classes were first publicly offered on 8/2/99.

Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (life-of-class). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares are only offered to certain institutional investors under special agreement with the Distributor.

An explanation of the different calculations of performance is in the Fund’s Statement of Additional Information.

7  OPPENHEIMER MAIN STREET SMALL CAP FUND

Financials

8  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS December 31, 2000 / Unaudited

		Market Value
	Shares	See Note 1

Common Stocks—94.5%

Basic Materials—3.7%

Chemicals—2.0%
Airgas, Inc.[1]	18,000	$122,625

Arch Chemicals, Inc.	15,000	266,250

ArQule, Inc.[1]	12,100	387,200

Cytec Industries, Inc.[1]	6,000	239,625

Georgia Gulf Corp.	25,000	426,562

International Flavors & Fragrances, Inc.	14,000	284,375

Lubrizol Corp. (The)	15,000	386,250

Lyondell Chemical Co.	44,600	682,937

Millennium Chemicals, Inc.	13,500	244,687

Minerals Technologies, Inc.	7,000	239,312

NOVA Chemicals Corp.	30,900	581,306

SCP Pool Corp.[1]	66,000	1,984,125

Solutia, Inc.	65,000	780,000

Symyx Technologies, Inc.[1]	19,000	684,000

Terra Nitrogen Co. LP	18,000	158,625

Wellman, Inc.	9,000	127,125

		7,595,004

Metals—1.2%
AK Steel Holding Corp.	68,300	597,625

Allegheny Technologies, Inc.	24,000	381,000

Barnes Group, Inc.	6,000	119,250

Carpenter Technology Corp.	8,400	294,000

CIRCOR International, Inc.	130,000	1,300,000

Lone Star Technologies, Inc.[1]	5,400	207,900

Shaw Group, Inc. (The)[1]	18,000	900,000

Steel Dynamics, Inc.[1]	12,800	140,800

USX-U.S. Steel Group, Inc.	33,000	594,000

		4,534,575

Paper—0.5%

Buckeye Technologies, Inc.[1]	15,000	210,937

Caraustar Industries, Inc.	23,000	215,625

Glatfelter (P.H.) Co.	15,300	190,485

Pactiv Corp.[1]	88,000	1,089,000

Pope & Talbort, Inc.	14,400	242,100

Rock-Tenn Co., Cl. A	2,600	19,337

		1,967,484

9  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

		Market Value
	Shares	See Note 1

Capital Goods—9.9%

Aerospace/Defense—0.9%
Alliant Techsystems, Inc.[1]	12,000	$801,000

Esterline Technologies Corp.[1]	25,000	656,250

Herley Industries, Inc.[1]	15,000	249,375

Hexcel Corp.[1]	23,600	210,925

Teledyne Technologies, Inc.[1]	60,000	1,417,500

		3,335,050

Electrical Equipment—1.2%
BEI Technologies, Inc.	61,200	711,450

C-Cube Microsystems, Inc.[1]	82,700	1,018,244

EMCOR Group, Inc.[1]	30,000	765,000

Interlogix, Inc.[1]	25,200	475,650

Lennox International, Inc.	30,000	232,500

Power Integrations, Inc.[1]	34,200	393,300

Technitrol, Inc.	28,000	1,151,500

Woodhead Industries, Inc.	6,000	117,750

		4,865,394

Industrial Services—3.0%
Administaff, Inc.[1]	13,000	353,600

AnswerThink Consulting Group, Inc.[1]	54,200	196,475

Applied Science & Technology, Inc.[1]	38,400	460,800

Electroglas, Inc.[1]	25,000	382,812

Excel Technology, Inc.[1]	48,000	957,750

Foster Wheeler Corp.	49,100	257,775

Fritz Cos., Inc.[1]	44,700	270,994

Hall, Kinion & Associates, Inc.[1]	33,000	664,125

Helix Technology Corp.	9,000	213,047

Manhattan Associates, Inc.[1]	31,000	1,321,375

Miller (Herman), Inc.	15,000	431,250

National Data Corp.	23,000	842,375

National Processing, Inc.[1]	69,000	1,173,000

Ogden Corp.1	36,000	553,500

Pason Systems, Inc.[1]	40,000	176,431

Planar Systems, Inc[1]	70,200	1,746,225

PurchasePro.com, Inc.[1]	13,000	227,500

Reynolds & Reynolds Co., Cl. A	27,400	554,850

Service Corp. International[1]	106,900	187,075

Teekay Shipping Corp.	23,000	874,000

		11,844,959

10  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Manufacturing—4.8%
Applied Films Corp.[1]	45,000	$919,687

Artesyn Technologies, Inc.[1]	20,000	317,500

Asyst Technologies, Inc.	76,700	1,030,656

Brooks Automation, Inc.[1]	39,200	1,100,050

Coherent, Inc.[1]	6,000	195,000

Columbia Sportswear Co.[1]	16,000	796,000

Credence Systems Corp.[1]	43,000	989,000

Cummins Engine Co., Inc.	21,900	830,831

Flowserve Corp.	55,900	1,194,862

FSI International, Inc.[1]	35,000	293,125

GSI Lumonics, Inc.[1]	62,000	496,000

JLG Industries, Inc.	33,100	351,687

Maverick Tube Corp.[1]	21,800	493,225

Measurement Specialties, Inc.	62,200	1,212,900

Millipore Corp.	16,000	1,008,000

Oakley, Inc.[1]	109,000	1,471,500

Oneida Ltd.	11,500	213,469

Photon Dynamics, Inc.[1]	8,000	180,000

Robotic Vision System, Inc.[1]	59,100	162,525

Rudolph Technologies, Inc.[1]	26,700	806,006

SLI, Inc.	32,400	208,575

SPS Technologies, Inc.[1]	13,000	712,562

Steelcase, Inc., Cl. A	14,200	197,025

Stewart & Stevenson Services, Inc.	40,000	908,125

Tecumseh Products Co., Cl. A	7,200	301,950

Tektronix, Inc.	10,000	336,875

Terex Corp.[1]	43,600	705,775

Therma-Wave, Inc.[1]	33,000	462,000

Tredegar Corp.	13,500	235,406

U.S. Industries, Inc.	15,400	123,200

Wabash National Corp.	30,000	258,750

		18,512,266

Communication Services—2.1%

Telecommunications: Long Distance—1.9%
ADTRAN, Inc.[1]	26,500	563,125

APAC Teleservices, Inc.[1]	16,000	59,000

Boston Communications Group, Inc.[1]	61,000	1,700,375

C&D Technologies, Inc.	20,000	863,750

Copper Mountain Networks, Inc.[1]	40,000	236,250

Datum, Inc.[1]	64,000	1,416,000

11  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Telecommunications: Long Distance Continued
ECI Telecommunications Ltd.	12,400	$173,406

General Cable Corp.	72,000	319,500

Intervoice-Brite, Inc.[1]	32,700	237,075

Lightbridge, Inc.[1]	17,000	223,125

LightPath Technologies, Inc., Cl. A1	13,000	180,375

Somera Communications, Inc.[1]	12,000	104,250

SymmetriCom, Inc.[1]	84,500	823,875

Tollgrade Communications, Inc.[1]	9,800	357,700

Westell Technologies, Inc., Cl. A1	12,000	36,750

		7,294,556

Telephone Utilities—0.0%
AXXENT, Inc.[1]	100,000	78,562

Telecommunications: Wireless—0.2%
DMC Stratex Networks, Inc.[1]	18,000	270,000

LCC International, Inc., Cl. A1	25,100	272,962

OmniSky Corp.[1]	20,200	167,912

Western Multiplex Corp.[1]	24,900	171,187

		882,061

Consumer Cyclicals—13.3%

Autos & Housing—2.4%
ArvinMeritor, Inc.	45,000	511,875

Centex Construction Products, Inc.	1,800	49,162

Dal-Tile International, Inc.[1]	36,000	510,750

Dana Corp.	17,000	260,312

Direct Focus, Inc.[1]	43,000	1,443,187

Elcor Corp.	18,000	303,750

Harman International Industries, Inc.	13,000	474,500

Lear Corp.[1]	24,200	600,462

Maytag Corp.	17,000	549,312

Oshkosh Truck Corp.	6,000	264,000

Polaris Industries, Inc.	6,000	238,500

Security Capital Group, Inc., Cl. B1	19,000	381,187

Sonic Automotive, Inc.[1]	34,000	233,750

St. Joe Co. (The)	28,800	633,600

Standard Pacific Corp.	9,000	210,375

State Auto Financial Corp.	9,000	160,875

Superior Industries International, Inc.	6,000	189,375

Texas Industries, Inc.	18,600	558,000

Tower Automotive, Inc.[1]	30,000	270,000

12  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Autos & Housing Continued
USG Corp.	24,600	$553,500

Visteon Corp.	41,200	473,800

Winnebago Industries, Inc.	12,000	210,750

York International Corp.	11,400	349,837

		9,430,859

Consumer Services—1.2%
Advo, Inc.	38,000	1,686,250

ASI Solutions, Inc.[1]	68,400	1,077,300

Dun & Bradstreet Corp.[1]	15,000	388,125

Rent-A-Center, Inc.[1]	4,000	138,000

Watson Wyatt & Co. Holdings[1]	50,900	1,196,150

		4,485,825

Leisure & Entertainment—1.5%
Anchor Gaming[1]	19,000	741,000

Argosy Gaming Co.[1]	11,900	228,331

Boca Resorts, Inc., Cl. A1	30,100	432,687

Choice Hotels International, Inc.[1]	12,000	164,250

Crestline Capital Corp.[1]	17,000	437,750

Extended Stay America, Inc.[1]	96,000	1,233,600

Hotel Reservations Network, Inc., Cl. A1	10,000	283,750

Isle of Capri Casinos, Inc.[1]	55,000	584,375

JAKKS Pacific, Inc.[1]	15,500	141,437

Pegasus Solutions, Inc.[1]	64,000	444,000

Station Casinos, Inc.[1]	12,700	189,706

WMS Industries, Inc.[1]	42,800	861,350

		5,742,236

Media—0.8%
Banta Corp.	24,700	627,874

Deluxe Corp.	16,300	411,901

ParkerVision, Inc.[1]	6,000	219,750

PRIMEDIA, Inc.[1]	19,500	232,781

R.H. Donnelley Corp.[1]	39,700	965,206

Scholastic Corp.[1]	7,000	620,375

		3,077,887

13  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Retail: General—0.8%
Dillard’s, Inc.	22,000	$259,875

Dress Barn, Inc. (The)[1]	21,000	609,000

Neiman Marcus Group, Inc. (The), Cl. A1	19,000	675,687

Stein Mart, Inc.[1]	119,000	1,383,375

		2,927,937

Retail: Specialty—5.4%
1-800 CONTACTS, Inc.[1]	23,000	658,375

Boyds Collection Ltd. (The)[1]	12,000	111,750

Cato Corp., Cl. A	28,000	385,000

Chico’s Fas, Inc.[1]	38,500	803,687

Children’s Place Retail Stores, Inc.[1]	27,000	546,750

Christopher & Banks Corp.[1]	62,850	1,771,584

Circuit City Stores-Circuit City Group	55,000	632,500

Coldwater Creek, Inc.[1]	22,000	683,375

Consolidated Stores Corp.[1]	54,800	582,250

Department 56, Inc.[1]	35,100	403,650

Factory 2-U Stores, Inc.[1]	48,000	1,590,000

Genesco, Inc.[1]	9,000	219,937

Hibbett Sporting Goods, Inc.[1]	6,000	216,000

Hot Topic, Inc.[1]	96,000	1,578,000

Insight Enterprises, Inc.[1]	23,000	412,562

McNaughton Apparel Group, Inc.[1]	45,600	484,500

Pacific Sunware of California, Inc.[1]	13,000	333,125

PC Connection, Inc.[1]	48,500	503,187

PetsMart, Inc.[1]	81,600	234,600

Pier 1 Imports, Inc.	90,000	928,125

Reebok International Ltd.[1]	62,000	1,695,080

Ross Stores, Inc.	13,600	229,500

Skechers U.S.A., Inc., Cl. A1	98,000	1,519,000

Sotheby’s Holdings, Inc., Cl. A1	26,500	614,469

Talbots, Inc. (The)	4,000	182,500

Tech Data Corp.[1]	18,000	486,844

Timberland Co., Cl. A1	30,000	2,006,250

Venator Group, Inc.[1]	38,000	589,000

Wilsons The Leather Experts, Inc.[1]	6,000	84,000

Yankee Candle, Inc. (The)[1]	18,100	200,231

Zale Corp.[1]	8,700	252,844

		20,938,675

14  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Textile/Apparel & Home Furnishings—1.2%
Gildan Activewear, Inc., Cl. A1	27,000	$1,056,375

Guess ?, Inc.[1]	31,000	164,687

K-Swiss, Inc., Cl. A	39,600	990,000

Kellwood Co.	23,300	492,212

Kenneth Cole Productions, Inc., Cl. A1	9,000	362,250

Liz Claiborne, Inc.	10,000	416,250

Polo Ralph Lauren Corp.[1]	15,000	334,687

Tommy Hilfiger Corp.[1]	50,100	491,606

Too, Inc.[1]	15,000	187,500

WestPoint Stevens, Inc.	33,800	253,162

		4,748,729

Consumer Staples—2.6%

Broadcasting—0.2%
Entercom Communications Corp.[1]	16,000	551,000

World Wrestling Federation Entertainment, Inc.[1]	15,100	241,600

		792,600

Education—0.3%
Career Education Corp.[1]	18,000	704,250

Education Management Corp.[1]	15,000	536,250

		1,240,500

Entertainment—1.3%
Aztar Corp.	25,000	323,437

CBRL Group, Inc.	15,000	272,812

CEC Entertainment, Inc.[1]	21,000	716,625

Cheesecake Factory (The)[1]	9,500	364,562

Lone Star Steakhouse & Saloon, Inc.	26,600	256,025

Panera Bread Co., Cl. A1	13,000	296,562

Papa John’s International, Inc.[1]	4,600	102,350

Rare Hospitality International, Inc.[1]	61,500	1,372,219

Ruby Tuesday, Inc.	59,000	899,750

Topps Co., Inc. (The)[1]	59,700	548,494

		5,152,836

Food—0.2%
Green Mountain Coffee, Inc.[1]	11,000	550,000

NBTY, Inc.[1]	47,300	224,675

Triarc Cos.[1]	6,000	145,500

		920,175

15  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Food & Drug Retailers—0.1%
Whole Foods Market, Inc.[1]	6,000	$366,750

Household Goods—0.5%
Church & Dwight Co., Inc.	35,000	778,750

Dial Corp. (The)	43,000	473,000

Energizer Holdings, Inc.[1]	10,600	226,575

Nu Skin Asia Pacific, Inc., Cl. A1	22,500	119,531

Tupperware Corp.	16,100	329,044

		1,926,900

Tobacco—0.0%
DIMON, Inc.	30,000	165,000

Energy—16.2%

Energy Services—3.5%
Cal Dive International, Inc.[1]	62,000	1,650,750

Clayton Williams Energy, Inc.[1]	13,000	351,000

Coflexip SA, Sponsored ADR	26,000	1,634,750

Cross Timbers Oil Co.	68,500	1,900,875

Cypress Energy, Inc., Cl. A1	107,800	699,767

Grant Prideco, Inc.[1]	18,000	394,875

Grey Wolf, Inc.[1]	275,000	1,615,625

Marine Drilling Cos., Inc.[1]	72,000	1,926,000

National-Oilwell, Inc.[1]	16,000	619,000

Parker Drilling Co.[1]	125,000	632,812

Rowan Cos., Inc.[1]	53,000	1,431,000

Superior Energy Services, Inc.[1]	31,000	356,500

UGI Corp.	6,000	151,875

USEC, Inc.	46,300	199,669

		13,564,498

Oil: Domestic—6.3%
Berry Petroleum Co., Cl. A	25,000	334,375

Brown (Tom), Inc.[1]	19,500	641,062

Callon Petroleum Co.[1]	98,000	1,635,375

Chieftain International, Inc.[1]	4,300	118,808

Chieftain International, Inc.[1]	8,100	223,762

Frontier Oil Corp.[1]	178,800	1,229,250

Helmerich & Payne, Inc.	30,000	1,316,250

HS Resources, Inc.[1]	41,000	1,737,375

Louis Dreyfus Natural Gas Corp.[1]	6,000	274,875

Mitchell Energy & Development Corp., Cl. A	23,000	1,408,750

Ocean Energy, Inc.[1]	60,000	1,042,500

16  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Oil: Domestic Continued
Patina Oil & Gas Corp.	46,100	$1,106,400

Patterson Energy, Inc.[1]	17,000	633,250

Penn West Petroleum Ltd.[1]	50,000	1,245,007

Prize Energy Corp., New (formerly known as Vista Energy Resources, Inc.)[1]	142,300	877,725

St. Mary Land & Exploration Co.	47,000	1,565,687

Stone Energy Corp.[1]	6,200	400,210

Sunoco, Inc.	29,000	976,937

Swift Energy Co.[1]	8,000	301,000

Tesoro Petroleum Corp.[1]	44,000	511,500

Triton Energy Ltd.[1]	37,000	1,110,000

Ultramar Diamond Shamrock Corp.	25,000	771,875

Unit Corp.[1]	22,000	416,625

Valero Energy Corp.	45,000	1,673,437

Velvet Exploration Ltd.[1]	453,500	1,056,758

Ventus Energy Ltd.[1]	225,000	1,130,992

Vintage Petroleum, Inc.	42,000	903,000

		24,642,785

Oil: International—6.4%
Anderson Exploration Ltd.[1]	83,727	1,898,072

Baytex Energy Ltd.[1]	65,000	432,756

Berkley Petroleum Corp.[1]	149,700	1,126,238

Canadian 88 Energy Corp.[1]	7,000	18,900

Canadian 88 Energy Corp.	381,000	1,019,720

Canadian Hunter Exploration Ltd.	52,000	1,422,903

Canadian Natural Resources Ltd.[1]	1,402	38,555

Canadian Natural Resources Ltd.[1]	3,724	102,893

Canadian Superior Energy, Inc. (formerly known as Prize Energy Corp.)[1,3]	992,624	594,781

Compton Petroleum Corp.[1]	500,000	1,254,993

Encal Energy Ltd.[1]	133,000	943,043

Ensign Resource Service Group, Inc.	64,000	2,364,847

Genesis Exploration Ltd.	269,700	2,226,551

Genoil, Inc.[1]	299,666	—

Husky Energy, Inc.[1]	31,342	310,916

OMI Corp.[1]	90,000	579,375

Paramount Resources Ltd.	95,600	1,088,389

Petromet Resources Ltd.[1]	188,000	807,324

Precision Drilling Corp.[1]	34,500	1,295,906

Rio Alto Exploration Ltd.[1]	97,000	2,105,326

Tesco Corp.[1]	163,800	1,690,346

Trican Well Service Ltd.[1]	75,700	730,792

17  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Oil: International Continued
Varco International, Inc.[1]	27,000	$587,250

Vermilion Resources Ltd.[1]	239,800	1,277,230

Westport Resources Corp.[1]	39,800	873,112

		24,790,218

Financial—7.5%

Banks—2.1%
American Financial Holdings, Inc.	40,000	825,000

City National Corp.	16,000	621,000

Commerce Bancshares, Inc.	9,450	401,625

Corus Bankshares, Inc.	6,000	296,906

Cullen/Frost Bankers, Inc.	31,000	1,296,187

Downey Financial Corp.	5,500	302,500

East West Bancorp, Inc.	12,000	299,250

GBC Bancorp	21,100	809,712

Hibernia Corp., Cl. A	31,200	397,800

Investors Financial Services Corp.	3,600	309,600

MAF Bancorp, Inc.	6,600	187,687

Net.B@nk, Inc.[1]	29,100	190,969

PFF Bancorp, Inc.	20,000	417,500

Southwest Bancorp of Texas, Inc.[1]	19,000	815,812

Staten Island Bancorp, Inc.	9,000	192,375

Sterling Bancshares, Inc.	24,100	475,975

UCBH Holdings, Inc.	10,000	466,250

		8,306,148

Diversified Financial—2.0%
Actrade Financial Technologies Ltd.[1]	47,000	1,036,938

Affiliated Managers Group, Inc.[1]	13,700	751,788

Allied Capital Corp.	15,000	313,125

Catellus Development Corp.[1]	21,000	367,500

CompuCredit Corp.[1]	21,000	380,625

Doral Financial Corp.	39,000	943,313

E*TRADE Group, Inc.[1]	30,000	221,250

Eaton Vance Corp.[1]	9,600	309,600

IBERIABANK Corp.	12,000	261,000

John Nuveen Co. (The), Cl. A	4,100	235,750

Jones Lang LaSalle, Inc.[1]	12,000	166,500

18  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Diversified Financial Continued
LaBranche & Co., Inc.[1]	43,000	$1,314,188

Metris Cos., Inc.	32,000	842,000

Mills Corp.	15,000	248,438

Richmond County Financial Corp.	10,000	261,250

		7,653,265

Insurance—3.2%
Alfa Corp.	6,000	110,250

AmerUs Group Co.	19,000	615,125

Enhance Financial Services Group, Inc.	60,700	937,056

Everest Re Group Ltd.	10,000	716,250

Gallagher (Arthur J.) & Co.	22,200	1,412,475

Harleysville Group, Inc.	13,000	380,250

Kansas City Life Insurance Co.	6,000	212,250

LandAmerica Financial Group, Inc.	4,400	177,925

Medical Assurance, Inc.	12,000	200,250

MONY Group, Inc. (The)	37,000	1,829,188

Old Republic International Corp.	20,000	640,000

Pre-Paid Legal Services, Inc.[1]	28,000	714,000

RenaissanceRe Holdings Ltd.	20,000	1,566,250

StanCorp Financial Group, Inc.	40,000	1,910,000

Trenwick Group Ltd.	21,000	521,063

Triad Guaranty, Inc.[1]	16,900	559,813

		12,502,145

Savings & Loans—0.2%
FirstFed Financial Corp.[1]	15,000	484,688

Sovereign Bancorp, Inc.	51,000	414,375

		899,063

Healthcare—15.5%

Healthcare/Drugs—9.5%
3 Dimensional Pharmaceuticals, Inc.[1]	27,800	411,788

Adolor Corp.[1]	41,500	913,000

Advanced Neuromodulation Systems, Inc.[1]	12,000	244,500

Alexion Pharmaceuticals, Inc.[1]	14,000	909,125

Alkermes, Inc.[1]	6,000	188,250

Alliance Pharmaceutical Corp.[1]	15,000	129,375

Alpharma, Inc., Cl. A	13,000	570,375

American Medical Systems Holdings, Inc.[1]	31,600	501,650

AVANT Immunotherapeutics, Inc.[1]	30,000	206,250

Aviron[1]	16,000	1,069,000

19  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Healthcare/Drugs Continued
Barr Laboratories, Inc.[1]	12,000	$875,250

Biomira, Inc.[1]	30,000	161,250

Cell Genesys, Inc.[1]	12,000	273,750

Cell Therapeutics, Inc.[1]	28,000	1,261,750

Collateral Therapeutics, Inc.[1]	10,000	176,875

COR Therapeutics, Inc.[1]	6,000	211,125

Corixa Corp.[1]	18,000	501,750

Corvas International, Inc.[1]	3,000	43,125

Coventry Health Care, Inc.[1]	36,500	974,094

Cubist Pharmaceuticals, Inc.[1]	34,000	986,000

CuraGen Corp.[1]	16,200	442,463

CV Therapeutics, Inc.[1]	15,000	1,061,250

Dentsply International, Inc.	46,000	1,799,750

Diagnostic Products Corp.	18,700	1,021,488

Edwards Lifesciences Corp.[1]	22,000	390,500

Exelixis, Inc.[1]	19,000	277,875

Genomica Corp.[1]	22,100	116,716

Genzyme Transgenics Corp.[1]	12,000	171,750

Guilford Pharmaceuticals, Inc.[1]	34,000	612,000

I-STAT Corp.[1]	36,000	951,750

ICOS Corp.[1]	6,000	311,625

ImmunoGen, Inc.[1]	21,500	460,906

Inhale Therapeutic Systems, Inc.[1]	6,000	303,000

InKine Pharmaceutical Co., Inc.[1]	60,000	442,500

Inspire Pharmaceuticals, Inc.[1]	15,200	396,150

Intermune Pharmaceuticals, Inc.[1]	13,000	580,125

IntraBiotics Pharmaceuticals, Inc.[1]	25,000	240,625

K-V Pharmaceutical Co., Cl. A1	16,200	405,000

Lexicon Genetics, Inc.[1]	15,000	249,375

LifePoint Hospitals, Inc.[1]	21,000	1,052,625

Matrix Pharmaceutical, Inc.[1]	24,000	411,000

MGI Pharma, Inc.[1]	14,000	231,000

Myriad Genetics, Inc.[1]	9,000	744,750

Neose Technologies, Inc.[1]	3,000	99,000

Neurogen Corp.[1]	6,000	210,750

Noven Pharmaceuticals, Inc.[1]	35,000	1,308,125

Nuerocrine Biosciences, Inc.[1]	15,000	496,875

Orchid Biosciences, Inc.[1]	39,000	546,000

Organogenesis, Inc.[1]	15,000	134,850

Pharmacopeia, Inc.[1]	24,000	523,500

20  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Healthcare/Drugs Continued
PharmaNetics, Inc.[1]	24,000	$282,000

Protein Design Labs, Inc.[1]	12,000	1,042,500

Regeneration Technologies, Inc.[1]	8,500	121,125

Regeneron Pharmaceuticals, Inc.[1]	9,000	317,391

Respironics, Inc.[1]	45,000	1,282,500

Rosetta Inpharmatics, Inc.[1]	6,500	104,000

Sangamo BioSciences, Inc.[1]	28,200	549,900

Sequenom, Inc.	4,300	60,200

Sicor, Inc.[1]	15,000	216,563

Syncor International Corp.[1]	31,000	1,127,625

Telik, Inc.[1]	54,100	358,413

Thoratec Laboratories Corp.[1]	52,000	572,000

Titan Pharmaceuticals, Inc.[1]	6,000	212,220

Trimeris, Inc.[1]	5,000	274,375

Tularik, Inc.[1]	24,000	706,500

Ventiv Health, Inc.[1]	156,000	1,959,750

West Pharmaceutical Services, Inc.	31,900	783,544

XOMA Ltd.[1]	30,000	292,500

		36,864,711

Healthcare/Supplies & Services—6.0%
Accredo Health, Inc.[1]	4,400	220,825

Aksys Ltd.[1]	65,000	1,072,500

ArthroCare Corp.[1]	14,000	273,000

AtheroGenics, Inc.[1]	54,100	270,500

ATS Medical, Inc.[1]	55,000	780,313

Aurora Biosciences Corp.[1]	6,700	210,631

Biosite Diagnostics, Inc.[1]	17,400	703,613

Biosource International, Inc.[1]	35,000	535,938

Caremark Rx, Inc.[1]	76,000	1,030,750

Closure Medical Corp.[1]	6,000	216,000

CorVel Corp.[1]	36,500	1,263,813

Covance, Inc.[1]	53,000	569,750

DaVita, Inc.[1]	45,000	770,625

DVI, Inc.[1]	19,100	325,894

Dynacare, Inc.[1]	56,900	618,788

ESC Medical Systems Ltd.[1]	24,000	289,500

Gentiva Health Services, Inc.[1]	86,000	1,150,250

Henry Schein, Inc.[1]	13,000	450,125

ICU Medical, Inc.[1]	8,500	256,063

21  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Healthcare/Supplies & Services Continued
Inverness Medical Technology, Inc.[1]	30,000	$1,168,125

MediChem Life Sciences, Inc.[1]	57,000	263,625

Mid Atlantic Medical Services, Inc.[1]	94,000	1,862,375

North American Scientific, Inc.[1]	22,000	319,000

Novoste Corp.[1]	16,000	440,000

Ocular Sciences, Inc.[1]	17,200	199,950

Option Care, Inc.[1]	50,000	312,500

Oxford Health Plans, Inc.[1]	56,000	2,212,000

PacifiCare Health Systems, Inc.[1]	48,000	720,000

PolyMedica Corp.[1]	33,000	1,101,375

RehabCare Group, Inc.[1]	8,500	436,688

Sunrise Assisted Living, Inc.[1]	15,000	375,000

Techne Corp.[1]	6,000	216,375

Triad Hospitals, Inc.[1]	47,000	1,530,438

Trigon Healthcare, Inc.[1]	7,000	544,688

Universal Health Services, Inc., Cl. B1	4,000	447,000

VISX, Inc.[1]	17,800	185,788

		23,343,805

Technology—20.7%

Computer Hardware—3.4%
Advanced Digital Information Corp.[1]	19,500	448,500

Avid Technology, Inc.[1]	9,000	164,391

Bell Microproducts, Inc.[1]	64,000	1,016,000

Comdisco, Inc.	46,400	530,700

InFocus Corp.[1]	79,000	1,165,250

Ingram Micro, Inc., Cl. A1	18,600	209,250

Iomega Corp.[1]	225,000	758,250

Legato Systems, Inc.[1]	30,000	223,125

Maxtor Corp.[1]	107,700	602,447

Mentor Graphics Corp.[1]	72,000	1,975,500

Micron Electronics, Inc.[1]	58,700	229,297

Microsemi Corp.[1]	10,000	278,125

Netsolve, Inc.[1]	30,600	233,325

Objective Systems Integrators, Inc.[1]	38,000	669,750

Pixelworks, Inc.[1]	13,000	290,875

Quantum Corp.-DLT & Storage Systems Group[1]	12,000	159,750

Quantum Corp.-Hard Disk Drive Group[1]	83,900	671,200

Radiant Systems, Inc.[1]	34,100	699,050

SafeNet, Inc.[1]	16,000	752,000

22  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Computer Hardware Continued
Sipex Corp.[1]	19,000	$454,813

SmartDisk Corp.[1]	37,000	143,375

Standard Microsystems Corp.[1]	31,900	645,975

Syntellect, Inc.[1]	20,000	72,500

Three-Five Systems, Inc.[1]	36,000	648,000

		13,041,448

Computer Services—2.8%
AremisSoft Corp.[1]	43,000	1,835,563

Art Technology Group, Inc.[1]	20,000	611,250

Bel Fuse, Inc., Cl. A	22,000	737,000

CACI International, Inc., Cl. A1	12,000	276,188

Centillium Communications, Inc.[1]	25,000	556,250

Cerner Corp.[1]	9,500	439,375

Clarent Corp.[1]	27,300	308,831

Convera Corp.[1]	55,000	976,250

Corillian Corp.[1]	45,000	540,000

eXcelon Corp.[1]	18,000	27,000

F.Y.I., Inc.[1]	39,600	1,460,250

FactSet Research Systems, Inc.	13,000	481,910

HNC Software, Inc.	14,000	415,625

Integral Systems, Inc.[1,2]	25,000	332,500

internet.com Corp.[1]	32,400	192,375

MedQuist, Inc.[1]	33,000	528,000

NetCreations, Inc.[1]	16,200	110,869

Packeteer, Inc.[1]	31,000	383,625

Predictive Systems, Inc.[1]	26,500	189,641

ViryaNet Ltd.[1]	84,600	216,788

Websense, Inc.[1]	15,000	217,500

		10,836,790

Computer Software—6.1%
Ansoft Corp.[1]	51,000	344,250

Avistar Communications Corp.[1]	63,500	285,750

BARRA, Inc.[1]	31,500	1,484,438

Broadbase Software, Inc.[1]	81,000	506,250

Catapult Communications Corp.[1]	28,000	469,000

Corsair Communications, Inc.[1]	71,000	505,875

Creative Technologies Corp.	20,000	222,500

CyberOptics Corp.[1]	46,500	787,594

Dataram Corp.[1]	11,000	127,875

23  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Computer Software Continued
Descartes Systems Group, Inc. (The)[1]	47,000	$1,128,000

Documentum, Inc.[1]	34,000	1,689,375

Embarcadero Technologies, Inc.[1]	14,400	648,000

FileNet Corp.[1]	55,000	1,498,750

FirePond, Inc.[1]	16,000	151,000

Hyperion Solutions Corp.[1]	37,000	571,188

IntraNet Solutions, Inc.[1]	11,900	606,900

Manugistics Group, Inc.[1]	6,000	342,000

MapInfo Corp.[1]	40,000	1,890,000

MetaSolv Software, Inc.	15,000	136,875

Netegrity, Inc.[1]	6,000	326,250

NetIQ Corp.[1]	2,500	218,438

Network Associates, Inc.[1]	16,700	69,931

ONYX Software Corp.[1]	42,000	462,000

OTG Software, Inc.[1]	41,000	661,766

Per-Se Technologies, Inc.[1]	30,000	104,531

PLATO Learning, Inc.[1]	35,500	534,719

Portal Software, Inc.[1]	59,500	466,703

Puma Technology, Inc.[1]	27,000	112,219

Rainbow Technologies, Inc.[1]	86,000	1,359,875

Remedy Corp.[1]	28,800	477,000

Secure Computing Corp.[1]	15,000	148,125

SERENA Software, Inc.[1]	45,000	1,540,547

SonicWALL, Inc.[1]	55,000	893,750

Sybase, Inc.[1]	59,000	1,168,938

Symantec Corp.[1]	16,000	534,000

TALX Corp.	7,000	280,000

Verity, Inc.[1]	46,500	1,118,906

		23,873,318

Communications Equipment—1.4%
Anixter International, Inc.[1]	24,000	519,000

Antec Corp.[1]	31,900	252,209

BISYS Group, Inc. (The)[1]	40,000	2,085,000

Cable Design Technologies Corp.[1]	47,500	798,594

Carrier Access Corp.[1]	18,700	168,300

Ditech Communications Corp.[1]	19,000	305,188

GenTek, Inc.	21,900	361,350

Gentner Communications Corp.[1]	35,000	411,250

24  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Communications Equipment Continued
Opticnet, Inc.[1,2]	13,300	$—

Terayon Communication Systems, Inc.[1]	44,000	178,750

Tut Systems, Inc.[1]	44,000	363,000

UTStarcom, Inc.[1]	11,900	184,450

		5,627,091

Electronics—6.9%

ACT Manufacturing, Inc.[1]	12,900	203,175

Actel Corp.[1]	29,000	701,438

Alliance Semiconductor Corp.[1]	48,000	543,000

Amkor Technology, Inc.[1]	15,000	232,734

ANADIGICS, Inc.[1]	13,000	212,875

Cirrus Logic, Inc.[1]	52,000	975,000

Cognex Corp.[1]	19,900	440,288

Cymer, Inc.[1]	52,000	1,338,188

Dense-Pac Microsystems, Inc.[1]	32,500	65,000

Elantec Semiconductor, Inc.[1]	18,000	499,500

Electro Scientific Industries, Inc.[1]	6,000	168,000

ESS Technology, Inc.[1]	31,000	158,875

Exar Corp.[1]	37,000	1,146,422

Fairchild Semiconductor International, Cl. A1	17,000	245,438

GenRad, Inc.[1]	25,000	250,000

hi/fn, Inc.[1]	32,000	880,000

ICOS Vision Systems Corp. NV1	6,000	90,000

Integrated Circuit Systems, Inc.[1]	15,000	248,438

Integrated Silicon Solution, Inc.[1]	42,400	609,500

Lam Research Corp.[1]	30,000	435,000

Mattson Technology, Inc.[1]	58,900	607,406

MEMC Electronic Materials, Inc.[1]	18,000	174,375

Merix Corp.[1]	64,450	862,019

MKS Instruments, Inc.[1]	12,000	186,000

Nanometrics, Inc.[1]	80,000	1,105,000

Nu Horizons Electronics Corp.[1]	101,750	909,391

Oak Technology, Inc.[1]	137,000	1,190,188

Park Electrochemical Corp.	17,000	521,688

Pericom Semiconductor Corp.[1]	53,000	980,500

PLX Technology, Inc.[1]	61,500	511,219

Rogers Corp.[1]	35,000	1,437,188

Sage, Inc.[1]	19,000	280,250

SBS Technologies, Inc.[1]	31,000	928,063

Semitool, Inc.[1]	10,000	96,875

25  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

		Market Value
	Shares	See Note 1

Electronics Continued

Silicon Storage Technology, Inc.[1]	29,000	$342,563

TelCom Semiconductor, Inc.[1]	38,100	433,388

Trikon Technologies, Inc.[1]	54,400	544,000

Trimble Navigation Ltd.[1]	59,900	1,437,600

Ultratech Stepper, Inc.[1]	32,000	828,000

Varian Medical Systems, Inc.[1]	6,000	407,625

Varian Semiconductor Equipment Associates, Inc.[1]	46,000	1,092,500

Varian, Inc.[1]	30,000	1,016,250

Virata Corp.[1]	31,000	337,125

White Electronic Designs Corp.[1]	110,000	711,563

Zoran Corp.[1]	17,000	263,500

		26,647,147

Photography—0.1%
Polaroid Corp.	64,000	372,000

Transportation—1.7%

Air Transportation—0.6%
America West Holdings Corp., Cl. B1	55,800	714,938

Northwest Airlines Corp., Cl. A1	22,000	662,750

SkyWest, Inc.	9,000	258,750

UAL Corp.	23,000	895,563

		2,532,001

Railroads & Truckers—0.5%
Arnold Industries, Inc.	30,000	540,000

Genesee & Wyoming, Inc., Cl. A1	13,700	375,038

Kansas City Southern Industries, Inc.[1]	26,800	271,350

Yellow Corp.[1]	30,000	610,781

		1,797,169

Shipping—0.6%
Airborne, Inc.	62,300	607,425

Newport News Shipbuilding, Inc.	13,000	676,000

Overseas Shipholding Group, Inc.	47,000	1,078,063

		2,361,488

26  OPPENHEIMER MAIN STREET SMALL CAP FUND

		Market Value
	Shares	See Note 1

Utilities—1.3%

Electric Utilities—0.2%
Conectiv, Inc.	29,700	$595,856

Gas Utilities—1.1%
Equitable Resources, Inc.	25,000	1,668,750

Questar Corp.	18,000	541,125

Western Gas Resources, Inc.	61,000	2,054,938

		4,264,813

Total Common Stocks (Cost $356,254,996)		367,342,579
	Principal
	Amount

Repurchase Agreements—2.1%

Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $8,268,591 on 1/2/01, collateralized by Government National Mortgage Assn., 6.50%-8.50%, 2/15/27-12/20/30, with a value of $9,715,170 (Cost $8,263,000)	$8,263,000	8,263,000

Total Investments, at Value (Cost $364,517,996)	96.6%	375,605,579

Other Assets Net of Liabilities	3.4	13,043,313

Net Assets	100.0%	$388,648,892

Footnotes to Statement of Investments

1.	Non-income-producing security.
2.	Identifies issues considered to be illiquid or restricted—See Note 6 of Notes to Financial Statements.
3.	Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2000, amounts to $594,781. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2000	Additions	Reductions	Dec. 31, 2000

Canadian Superior Energy, Inc.

(formerly known as Prize Energy Corp.)	—	1,985,249	992,625	992,624

See accompanying Notes to Financial Statements.

27  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

December 31, 2000

Assets
Investments, at value (cost $364,517,996)—see accompanying statement	$375,605,579

Cash	302,361

Receivables and other assets:
Investments sold	31,198,334
Shares of beneficial interest sold	2,780,555
Interest and dividends	63,578
Other	41,152

Total assets	409,991,559

Liabilities
Payables and other liabilities:
Investments purchased	20,456,763
Shares of beneficial interest redeemed	444,056
Distribution and service plan fees	221,578
Transfer and shareholder servicing agent fees	76,752
Trustees’ compensation	3,084
Other	140,434

Total liabilities	21,342,667

Net Assets	$388,648,892

Composition of Net Assets Paid-in capital	$367,597,027

Accumulated net investment loss	(1,831,736)

Accumulated net realized gain on investments and foreign currency transactions	11,795,974

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	11,087,627

Net Assets	$388,648,892

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $206,398,595 and 15,451,911 shares of beneficial interest outstanding)	$13.36
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$14.18

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $124,131,298 and 9,394,720 shares of beneficial interest outstanding)	$13.21

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $58,117,656 and 4,397,434 shares of beneficial interest outstanding)	$13.22

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,343 and 100 shares of beneficial interest outstanding)	$13.43

See accompanying Notes to Financial Statements.

28  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended December 31, 2000

Investment Income
Dividends	$527,147

Interest	379,250

Total income	906,397

Expenses
Management fees	1,239,935

Distribution and service plan fees:
Class A	184,957
Class B	563,742
Class C	254,984

Transfer and shareholder servicing agent fees:

Class A	138,078
Class B	91,184
Class C	41,297

Shareholder reports	174,600

Custodian fees and expenses	8,242

Trustees’ compensation	3,914

Other	43,285

Total expenses	2,744,218
Less expenses paid indirectly	(6,085)

Net expenses	2,738,133

Net Investment Loss	(1,831,736)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:

Investments	31,038,090
Foreign currency transactions	(67,925)

Net realized gain	30,970,165

Net change in unrealized depreciation on:
Investments	(45,429,438)

Translation of assets and liabilities denominated in foreign currencies	(140,207)

Net change	(45,569,645)

Net realized and unrealized loss	(14,599,480)

Net Decrease in Net Assets Resulting from Operations	$(16,431,216)

See accompanying Notes to Financial Statements.

29  OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	Dec. 31, 2000	June 30,
	(Unaudited)	2000[1]

Operations
Net investment loss	$(1,831,736)	$(1,594,739)

Net realized gain (loss)	30,970,165	3,932,369

Net change in unrealized appreciation (depreciation)	(45,569,645)	56,657,272

Net increase (decrease) in net assets resulting from operations	(16,431,216)	58,994,902

Dividends and/or Distributions to Shareholders
Distributions from net realized gain:
Class A	(11,298,103)	(103,503)
Class B	(6,849,361)	(73,371)
Class C	(3,179,128)	(30,682)
Class Y	(80)	(2)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	84,150,175	111,751,357
Class B	37,689,174	78,616,337
Class C	20,088,930	35,220,463
Class Y	—	—

Net Assets
Total increase	104,170,391	284,375,501

Beginning of period	284,478,501	103,000[2]

End of period (including accumulated net investment loss of $1,831,736 for the period ended December 31, 2000)	$388,648,892	$284,478,501

1.      For the period from August 2, 1999 (inception of offering) to June 30, 2000.
2.      Reflects the value of the Manager’s initial seed money investment at June 29, 1999.

See accompanying Notes to Financial Statements.

30  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

		Class A		Class B
	Six Months	Period	Six Months	Period
	Ended	Ended	Ended	Ended
	Dec. 31, 2000	June 30,	Dec. 31, 2000	June 30,
	(Unaudited)	2000[1]	(Unaudited)	2000[1]

Per Share Operating Data

Net asset value, beginning of period	$14.77	$10.00	$14.68	$10.00

Income (loss) from investment operations:

Net investment loss	(.05)	(.06)	(.08)	(.11)

Net realized and unrealized gain (loss)	(.57)	4.85	(.60)	4.81

Total income (loss) from investment operations	(.62)	4.79	(.68)	4.70

Dividends and/or distributions to shareholders:

Distributions from net realized gain	(.79)	(.02)	(.79)	(.02)

Net asset value, end of period	$13.36	$14.77	$13.21	$14.68

Total Return, at Net Asset Value[2]	(4.24)%	47.98%	(4.68)%	47.08%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$206,399	$141,721	$124,131	$99,060

Average net assets (in thousands)	$171,710	$75,295	$112,271	$51,951

Ratios to average net assets:[3]

Net investment loss	(0.71)%	(0.82)%	(1.49)%	(1.53)%

Expenses	1.25%	1.50%	2.03%	2.21%

Portfolio turnover rate	90%	108%	90%	108%

1.	For the period from August 2, 1999 (inception of offering) to June 30, 2000.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

31  OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

		Class C		Class Y
	Six Months	Period	Six Months	Period
	Ended	Ended	Ended	Ended
	Dec. 31, 2000	June 30,	Dec. 31, 2000	June 30,
	(Unaudited)	2000[1]	(Unaudited)	2000[1]

Per Share Operating Data

Net asset value, beginning of period	$14.68	$10.00	$14.82	$10.00

Income (loss) from investment operations:

Net investment loss	(.08)	(.10)	(.02)	(.04)

Net realized and unrealized gain (loss)	(.59)	4.80	(.58)	4.88

Total income (loss) from investment operations	(.67)	4.70	(.60)	4.84

Dividends and/or distributions to shareholders:

Distributions from net realized gain	(.79)	(.02)	(.79)	(.02)

Net asset value, end of period	$13.22	$14.68	$13.43	$14.82

Total Return, at Net Asset Value[2]	(4.61)%	47.08%	(4.10)%	48.48%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$58,118	$43,695	$1	$1

Average net assets (in thousands)	$50,798	$21,984	$1	$1

Ratios to average net assets:[3]

Net investment loss	(1.49)%	(1.54)%	(0.27)%	(0.37)%

Expenses	2.03%	2.21%	0.87%	1.18%

Portfolio turnover rate	90%	108%	90%	108%

1.	For the period from August 2, 1999 (inception of offering) to June 30, 2000.

2.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3.	Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

32  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at

33  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies Continued

the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

34  OPPENHEIMER MAIN STREET SMALL CAP FUND

2. Shares of Beneficial Interest

      The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended Dec. 31, 2000		Period Ended June 30, 2000[1]
	Shares	Amount	Shares	Amount

Class A

Sold	5,912,323	$85,436,649	11,029,007	$129,912,372

Dividends and/or distributions reinvested	789,585	10,675,191	8,382	98,911

Redeemed	(842,561)	(11,961,665)	(1,454,825)	(18,259,926)

Net increase	5,859,347	$84,150,175	9,582,564	$111,751,357

Class B

Sold	2,706,642	$38,819,469	7,409,304	$87,079,411

Dividends and/or distributions reinvested	464,488	6,214,846	5,719	67,313

Redeemed	(524,615)	(7,345,141)	(666,918)	(8,530,387)

Net increase	2,646,515	$37,689,174	6,748,105	$78,616,337

Class C

Sold	1,447,181	$20,576,719	3,277,979	$39,061,579

Dividends and/or distributions reinvested	209,419	2,804,119	2,495	29,373

Redeemed	(235,247)	(3,291,908)	(304,493)	(3,870,489)

Net increase	1,421,353	$20,088,930	2,975,981	$35,220,463

Class Y

Sold	—	$—	—	$—

Dividends and/or distributions reinvested	—	—	—	—

Redeemed	—	—	—	—

Net increase	—	$—	—	$—

1.	For the period from August 2, 1999 (inception of offering) to June 30, 2000.

35  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2000, were $399,777,070 and $292,071,435, respectively.

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund’s management fee for the six months ended December 31, 2000, was an annualized rate of 0.74%, before any waiver by the Manager if applicable.

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1, 2001, OFS performed these services on an “at-cost” basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

	Aggregate	Class A	Commissions	Commissions	Commissions
	Front-End	Front-End	on Class A	on Class B	on Class C
	Sales Charges	Sales Charges	Shares	Shares	Shares
	on Class A	Retained by	Advanced by	Advanced by	Advanced by
Six Months Ended	Shares	Distributor	Distributor[1]	Distributor[1]	Distributor[1]

December 31, 2000	$615,559	$202,478	$58,172	$914,321	$151,224

1.	The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

	Class A	Class B	Class C
	Contingent Deferred	Contingent Deferred	Contingent Deferred
	Sales Charges	Sales Charges	Sales Charges
Six Months Ended	Retained by Distributor	Retained by Distributor	Retained by Distributor

December 31, 2000	$—	$53,386	$4,088

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

36  OPPENHEIMER MAIN STREET SMALL CAP FUND

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended December 31, 2000, payments under the Class A plan totaled $184,957 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $19,705 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

      The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended December 31, 2000, were as follows:

Distributor's
			Distributor's	Aggregate
			Aggregate	Unreimbursed
			Unreimbursed	Expenses as %
	Total Payments	Amount Retained	Expenses	of Net Assets
	Under Plan	by Distributor	Under Plan	of Class

Class B Plan	$563,742	$496,328	$2,772,027	2.23%

Class C Plan	254,984	145,923	509,526	0.88

37  OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

6. Illiquid or Restricted Securities

As of December 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2000, was $332,500, which represents 0.09% of the Fund’s net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

			Valuation
			Per Unit as of	Unrealized
Security	Acquisition Date	Cost Per Unit	December 31, 2000	Depreciation

Stocks and Warrants

Integral Systems, Inc.	2/15/00	$31.00	$13.30	$442,500

OpticNet, Inc.	10/26/00	0.00	0.00	—

38  OPPENHEIMER MAIN STREET SMALL CAP FUND

7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

      The Fund had no borrowings outstanding during the six months ended or at December 31, 2000.

39  OPPENHEIMER MAIN STREET SMALL CAP FUND

SHAREHOLDER MEETING Unaudited

On November 7, 2000, a shareholder meeting was held at which the following Trustees were elected and proposals were approved by shareholders, as described in the Fund’s proxy statement for that meeting. The following is a report of the votes cast:

Proposal No. 1

The election of twelve persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify.

			Withheld/	Broker
Nominee	For	Against	Abstain	Non-Votes	Total[1]

Trustees

William L. Armstrong	9,891,223		315,947		10,207,170

Robert G. Avis	9,952,240		254,930		10,207,170

George C. Bowen	9,961,078		246,092		10,207,170

Edward L. Cameron	9,965,435		241,735		10,207,170

Jon S. Fossel	9,954,972		252,198		10,207,170

Sam Freedman	9,963,591		243,579		10,207,170

Raymond J. Kalinowski	9,956,968		250,202		10,207,170

C. Howard Kast	9,944,792		262,378		10,207,170

Robert M. Kirchner	9,937,032		270,138		10,207,170

Bridget A. Macaskill	9,959,717		247,453		10,207,170

F. William Marshall	9,962,124		245,046		10,207,170

James C. Swain	9,955,902		251,268		10,207,170

Proposal No. 2

Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Fund for the fiscal year beginning July 1, 2000.

9,691,941	105,856	409,374	10,207,171

Proposal No. 3a

Approval to eliminate the Fund’s fundamental policy on investing in a company for the purpose of acquiring control.

7,204,085	648,298	614,126	1,740,662	10,207,171

Proposal No. 3b

Approval to eliminate the Fund’s fundamental policy on investment of all the Fund’s assets in the securities of a single open-ended management investment company, i.e., master-feeder or fund-of-funds structure.

6,976,854	831,106	658,549	1,740,662	10,207,171

Proposal No. 4

Approval of changes to four of the Fund’s fundamental investment restrictions to permit the Fund to participate in an inter-fund lending arrangement.

7,196,431	523,744	746,334	1,740,662	10,207,171

Proposal No. 5

Approval of authorizing the Trustees to adopt an Amended and Restated Declaration of Trust.

7,361,655	434,310	670,543	1,740,663	10,207,171

1.	Due to rounding with respect to the number of shares voted for each Trustee, the aggregate total of the “For” and “Withheld” columns will differ by one (1) full share from the total of shares voted overall.

40  OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMER MAIN STREET® SMALL CAP FUND

Officers and Trustees	James C. Swain, Trustee and Chairman of the Board

Bridget A. Macaskill, Trustee and President

William L. Armstrong, Trustee

Robert G. Avis, Trustee

George C. Bowen, Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Sam Freedman, Trustee

Raymond J. Kalinowski, Trustee

C. Howard Kast, Trustee

Robert M. Kirchner, Trustee

F. William Marshall, Trustee

Charles Albers, Vice President

Mark Zavanelli, Vice President

Andrew J. Donohue, Vice President and Secretary

Brian W. Wixted, Treasurer

Robert J. Bishop, Assistant Treasurer

Scott T. Farrar, Assistant Treasurer

Robert G. Zack, Assistant Secretary

Investment Advisor	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Custodian of Portfolio Securities	The Bank of New York

Independent Auditors	Deloitte & Touche LLP

Legal Counsel	Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

For more complete information about Oppenheimer Main Street® Small Cap Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203

© Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

41  OPPENHEIMER MAIN STREET SMALL CAP FUND

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